Changes in reinsurance assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Technical Insurance Provision And Pension Plans
Opening Balance on January 1	R$ 87,036	R$ 168,225
Additions	23,645	7,795
Amortization and reversal of provisions
Recovered insurance losses	(39,739)	(55,953)
Reversal/Monetary update	(511)	(37,980)
Other	5,565	4,949
Closing balance on December 31	R$ 75,996	R$ 87,036